Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 131,432	$ 127,625
Short-term deposits and highly liquid funds	6,450	7
Restricted cash	12,892	6,558	$ 5,386
Cash and cash equivalents and restricted cash	$ 150,774	$ 134,190	$ 141,378	$ 176,892